Fair Value of Financial Instruments - Fair Value of Long-Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
Long-term debt, Recorded Amount	$ 1,078,864	$ 699,288
Long-term debt, Fair Value	$ 1,109,878	$ 764,784